Equity - Capital stock of the Group (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of authorized shares	1,000,000,000		1,000,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share in won	₩ 5,000	[1]	₩ 5,000	₩ 5,000
Number of shares issued	485,494,934	[1]	503,445,325	512,759,471
Capital stock	₩ 2,695,586		₩ 2,695,586
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share in won	₩ 0		₩ 0
Number of shares issued	0		0
Capital stock	₩ 274,055		₩ 274,055

[1]	The proposed dividend is scheduled to be resolved at the general meeting of shareholders on March 26, 2026, and therefore has not been recognized as a distribution to owners during the current period.